26. Share-Based Payment (Details Narrative)	1 Months Ended				5 Months Ended		12 Months Ended
	May 31, 2017 shares	Oct. 31, 2016 shares	Apr. 30, 2016 shares	Jan. 31, 2016 shares	Sep. 30, 2015 shares	Sep. 30, 2014 shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Nov. 30, 2010 shares	Feb. 25, 2010 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share exercised	2,900
Dividend yield | $ / shares							$ 0
Risk free rate							5 years
Share-based compensation expense | $							$ 95,419	$ 370,040	$ 260,819
2018 | $							20,302
2019 | $							7,164
2020 | $							$ 27
Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted						62,000
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted						7,500
Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted					125,500				100,000
Two Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted				150,000
Two Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted			140,000
External Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted		23,000
Employee Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised			200,000		280,000					200,000	20,000
Number of share granted								313,000	125,500
Number of share exercised							(2,900)	0	0